Consolidated Statements of Shareholders’ Equity - USD ($)		Class A Ordinary shares		Class A [2]	Class B Ordinary shares		Class B [2]	Additional paid-in capital	Deferred share compensation	Accumulated deficit	Total
Balance at Jun. 30, 2020		$ 25,624	[1]			[1]		$ 69,689,789	$ (1,201,183)	$ (61,923,732)	$ 6,590,498
Balance (in Shares) at Jun. 30, 2020	[1]	640,599
Sale of ordinary shares		$ 57,250	[1]			[1]		62,283,775			62,341,025
Sale of ordinary shares (in Shares)	[1]	1,431,260
Ordinary shares issued for exercise of warrants		$ 13,657	[1]			[1]		5,157,934			5,171,591
Ordinary shares issued for exercise of warrants (in Shares)	[1]	341,432
Ordinary shares issued for acquisition of equipment		$ 6,061	[1]			[1]		3,811,939			3,818,000
Ordinary shares issued for acquisition of equipment (in Shares)	[1]	151,508
Ordinary shares issued for acquisition of intangible assets		$ 1,815	[1]			[1]		1,548,185			1,550,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	45,371
Ordinary shares issued for services		$ 700	[1]			[1]		440,300			441,000
Ordinary shares issued for services (in Shares)	[1]	17,500
Ordinary shares issued for compensation		$ 5,130	[1]			[1]		4,091,370			4,096,500
Ordinary shares issued for compensation (in Shares)	[1]	128,250
Unvested restricted ordinary shares issued to officer		$ 120	[1]			[1]		969,880	(970,000)
Unvested restricted ordinary shares issued to officer (in Shares)	[1]	3,000
Forfeiture of unvested restricted ordinary shares			[1]			[1]		(308,400)	308,400
Stock compensation expense			[1]			[1]			1,180,400		1,180,400
Net loss			[1]			[1]				(8,238,513)	(8,238,513)
Balance at Jun. 30, 2021		$ 110,357	[1]			[1]		147,684,772	(682,383)	(70,162,245)	76,950,501
Balance (in Shares) at Jun. 30, 2021	[1]	2,758,920
Sale of ordinary shares		$ 72,625	[1]			[1]		43,864,577			43,937,202
Sale of ordinary shares (in Shares)	[1]	1,815,624
Additional ordinary shares of round up adjustment due to retroactive effect of the 40-for-1 reverse share		$ 1,030	[1]			[1]		(1,030)
Additional ordinary shares of round up adjustment due to retroactive effect of the 40-for-1 reverse share (in Shares)	[1]	25,756
Ordinary shares issued for exercise of warrants		$ 151	[1]			[1]		31,328			31,479
Ordinary shares issued for exercise of warrants (in Shares)	[1]	3,775
Ordinary shares issued for compensation		$ 8,625	[1]			[1]		4,242,670	(86,260)		4,165,035
Ordinary shares issued for compensation (in Shares)	[1]	215,625
Forfeiture of unvested restricted ordinary shares			[1]			[1]		(168,000)	168,000
Stock compensation expense			[1]			[1]			567,665		567,665
Net loss			[1]			[1]				(77,208,118)	(77,208,118)
Balance at Jun. 30, 2022		$ 192,788	[1]			[1]		195,654,317	(32,978)	(147,370,363)	48,443,764
Balance (in Shares) at Jun. 30, 2022		4,819,700	[1]	2,758,920		[1]	0
Sale of ordinary shares		$ 48,000	[1]			[1]		1,452,000			1,500,000
Sale of ordinary shares (in Shares)	[1]	1,200,000
Sale of units		$ 70,000	[1]			[1]		4,948,985			5,018,985
Sale of units (in Shares)	[1]	1,750,000
Conversion of Class A ordinary shares into Class B shares		$ (48,000)	[1]		$ 48,000	[1]
Conversion of Class A ordinary shares into Class B shares (in Shares)	[1]	(1,200,000)			1,200,000
Ordinary shares issued for exercise of warrants		$ 16,852	[1]			[1]		492,936			509,788
Ordinary shares issued for exercise of warrants (in Shares)	[1]	421,312
Ordinary shares issued for acquisition of intangible assets		$ 96,000	[1]			[1]		3,504,000			3,600,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	2,400,000
Ordinary shares issued for services		$ 132,000	[1]			[1]		4,245,000	(3,800,125)		576,875
Ordinary shares issued for services (in Shares)	[1]	3,300,000
Ordinary shares issued for compensation		$ 92,000	[1]			[1]		2,861,410	(123,290)		$ 2,830,120
Ordinary shares issued for compensation (in Shares)	[1]	2,300,000
Unvested restricted ordinary shares issued to officer (in Shares)											421,312
Forfeiture of unvested restricted ordinary shares			[1]			[1]		(12,458)	12,458
Stock compensation expense			[1]			[1]			86,568		86,568
Net loss			[1]			[1]				(37,849,665)	(37,849,665)
Balance at Jun. 30, 2023		$ 599,640	[1]		$ 48,000	[1]		$ 213,146,190	$ (3,857,367)	$ (185,220,028)	$ 24,716,435
Balance (in Shares) at Jun. 30, 2023		14,991,012	[1]	14,991,012	1,200,000	[1]	1,200,000

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023
[2]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023